Variable Interest Entities (Unconsolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Financing Receivable, Net	$ 217,382	$ 233,322
Total	8,612
Investment in Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Other assets and investment securities	8,631	8,235
Financing Receivable, Net	2,090	1,871
Total investment	10,721	10,106
Contractual obligations to fund new investments or guarantees	2,191	2,689
Revolving lines of credit	168	31
Total	13,080	12,826
Joint ventures that lease equipment [Member]
Variable Interest Entity [Line Items]
Total	$ 2,166